UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21563

Investment Company Act File Number

Eaton Vance Short Duration Diversified Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Short Duration Diversified Income Fund

July 31, 2013

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 49.8%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 0.8%
Atlantic Aviation FBO Inc.
Term Loan, 3.25%, Maturing May 20, 2020	75	$75,375
Booz Allen Hamilton Inc.
Term Loan, 4.50%, Maturing July 31, 2019	174	174,556
DAE Aviation Holdings, Inc.
Term Loan, 6.25%, Maturing October 29, 2018	137	138,973
Term Loan, 6.25%, Maturing November 2, 2018	62	63,001
Hawker Beechcraft Acquisition Company LLC
Term Loan, 5.75%, Maturing February 14, 2020	150	151,219
Sequa Corporation
Term Loan, 5.25%, Maturing December 19, 2017	323	327,821
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019	398	398,662
TASC, Inc.
Term Loan, 4.50%, Maturing December 18, 2015	293	293,938
Transdigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020	922	928,599

		$2,552,144

Automotive — 2.2%
Affinia Group Intermediate Holdings Inc.
Term Loan, 4.75%, Maturing April 27, 2020	100	$100,873
Allison Transmission, Inc.
Term Loan, 3.20%, Maturing August 7, 2017	167	168,274
Term Loan, 4.25%, Maturing August 23, 2019	520	525,586
Autoparts Holdings Limited
Term Loan, 6.50%, Maturing July 28, 2017	290	283,181
Chrysler Group LLC
Term Loan, 4.25%, Maturing May 24, 2017	898	913,738
Federal-Mogul Corporation
Term Loan, 2.14%, Maturing December 29, 2014	922	908,208
Term Loan, 2.14%, Maturing December 28, 2015	544	536,261
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.75%, Maturing April 30, 2019	1,150	1,162,212
HHI Holdings LLC
Term Loan, 5.00%, Maturing October 5, 2018	363	367,444
Metaldyne Company LLC
Term Loan, 5.00%, Maturing December 18, 2018	274	278,413
Schaeffler AG
Term Loan, 4.25%, Maturing January 27, 2017	150	151,077
SRAM, LLC
Term Loan, 4.02%, Maturing April 10, 2020	366	365,967
Tomkins LLC
Term Loan, 3.75%, Maturing September 29, 2016	301	303,679
Tower Automotive Holdings USA, LLC
Term Loan, 5.75%, Maturing April 23, 2020	150	151,246
TriMas Corporation
Term Loan, 3.75%, Maturing October 10, 2019	174	174,556
Veyance Technologies, Inc.
Term Loan, 5.25%, Maturing September 8, 2017	574	574,423

		$6,965,138

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Beverage and Tobacco — 0.2%
D.E Master Blenders 1753 N.V
Term Loan, Maturing June 25, 2018(2)	EUR	450	$599,181

			$599,181

Building and Development — 0.3%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 16, 2020		250	$250,692
Four Seasons Holdings Inc.
Term Loan, 4.25%, Maturing June 27, 2020		100	101,375
Preferred Proppants, LLC
Term Loan, 9.00%, Maturing December 15, 2016		123	105,580
RE/MAX International, Inc.
Term Loan, Maturing July 31, 2020(2)		400	401,500
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017		99	99,746

			$958,893

Business Equipment and Services — 4.0%
Acosta, Inc.
Term Loan, 5.00%, Maturing March 2, 2018		369	$373,287
Acxiom Corporation
Term Loan, 3.25%, Maturing March 15, 2015		248	249,421
Advantage Sales & Marketing, Inc.
Term Loan, 4.25%, Maturing December 18, 2017		366	368,690
Affinion Group, Inc.
Term Loan, 6.50%, Maturing October 10, 2016		271	261,045
Altegrity, Inc.
Term Loan, 5.00%, Maturing February 21, 2015		365	357,546
Altisource Solutions S.a.r.l.
Term Loan, 5.75%, Maturing November 27, 2019		224	226,443
Audio Visual Services Group, Inc.
Term Loan, 6.75%, Maturing November 9, 2018		223	226,662
Brand Energy & Infrastructure Services, Inc.
Term Loan, 6.25%, Maturing October 23, 2018		34	34,261
Term Loan, 6.25%, Maturing October 23, 2018		140	142,755
Brickman Group Holdings Inc.
Term Loan, 3.27%, Maturing October 14, 2016		128	128,834
Term Loan, 4.00%, Maturing September 28, 2018		161	162,022
ClientLogic Corporation
Term Loan, 7.02%, Maturing January 30, 2017		165	163,953
CPM Acquisition Corp.
Term Loan, 6.25%, Maturing August 29, 2017		99	99,591
Education Management LLC
Term Loan, 4.31%, Maturing June 1, 2016		247	220,536
Term Loan, 8.25%, Maturing March 29, 2018		370	349,578
EIG Investors Corp.
Term Loan, 6.25%, Maturing November 8, 2019		398	401,482
Expert Global Solutions, Inc.
Term Loan, 8.50%, Maturing April 3, 2018		343	349,344
Genesys Telecom Holdings, U.S., Inc.
Term Loan, 4.00%, Maturing February 7, 2020		98	98,725
Genpact International, Inc.
Term Loan, 3.50%, Maturing August 30, 2019		323	325,127

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
IG Investment Holdings, LLC
Term Loan, 6.00%, Maturing October 31, 2019		149	$150,929
ION Trading Technologies S.a.r.l.
Term Loan, 4.50%, Maturing May 22, 2020		125	125,547
Term Loan - Second Lien, 8.25%, Maturing May 21, 2021		200	200,813
KAR Auction Services, Inc.
Term Loan, 3.75%, Maturing May 19, 2017		551	557,302
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019		299	300,925
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020		175	181,672
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016		407	404,723
Mitchell International, Inc.
Term Loan, 3.81%, Maturing March 28, 2016		176	176,096
Monitronics International Inc.
Term Loan, 4.25%, Maturing March 23, 2018		223	225,453
Polarpak Inc.
Term Loan, 4.50%, Maturing June 5, 2020		48	48,691
Quintiles Transnational Corp.
Term Loan, 4.50%, Maturing June 8, 2018		824	833,312
Sensus USA Inc.
Term Loan, 4.75%, Maturing May 9, 2017		122	120,915
ServiceMaster Company
Term Loan, 4.25%, Maturing January 31, 2017		274	272,770
Term Loan, 4.45%, Maturing January 31, 2017		485	485,102
SunGard Data Systems, Inc.
Term Loan, 3.94%, Maturing February 28, 2017		35	34,884
Term Loan, 4.00%, Maturing March 8, 2020		1,696	1,711,361
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020		170	172,018
TransUnion, LLC
Term Loan, 4.25%, Maturing February 10, 2019		977	988,950
West Corporation
Term Loan, 3.75%, Maturing June 29, 2018		1,499	1,508,147

			$13,038,912

Cable and Satellite Television — 2.1%
Atlantic Broadband Finance, LLC
Term Loan, 3.25%, Maturing December 2, 2019		149	$149,340
Cequel Communications, LLC
Term Loan, 3.50%, Maturing February 14, 2019		790	794,174
Charter Communications Operating, LLC
Term Loan, 3.00%, Maturing July 1, 2020		250	249,578
Term Loan, 3.00%, Maturing January 4, 2021		620	618,644
CSC Holdings, Inc.
Term Loan, 2.69%, Maturing April 17, 2020		625	620,768
Kabel Deutschland GMBH
Term Loan, 2.88%, Maturing April 17, 2020	EUR	125	166,324
Lavena Holding 3 GMBH
Term Loan, Maturing March 30, 2017(2)	EUR	110	144,973
MCC Iowa LLC
Term Loan, 1.91%, Maturing January 30, 2015		504	503,546
Media Holdco, LP
Term Loan, 7.25%, Maturing July 31, 2018		174	175,431
Mediacom Communications Corp
Term Loan, 3.25%, Maturing January 29, 2021		175	174,590

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
UPC Financing Partnership
Term Loan, 3.88%, Maturing March 26, 2021	EUR	1,394	$1,851,210
Virgin Media Investment Holdings Limited
Term Loan, 4.50%, Maturing June 5, 2020	GBP	300	459,513
Term Loan, 3.50%, Maturing June 8, 2020		800	800,389

			$6,708,480

Chemicals and Plastics — 1.9%
Arysta LifeScience Corporation
Term Loan, 4.50%, Maturing May 29, 2020		425	$428,276
Axalta Coating Systems US Holdings Inc.
Term Loan, 4.75%, Maturing February 3, 2020		549	554,712
AZ Chem US Inc.
Term Loan, 5.25%, Maturing December 22, 2017		184	186,106
Celanese U.S. Holdings LLC
Term Loan, 3.02%, Maturing October 31, 2016		254	257,771
Huntsman International, LLC
Term Loan, 2.73%, Maturing April 19, 2017		1,516	1,522,443
Ineos US Finance LLC
Term Loan, 4.00%, Maturing May 4, 2018		1,336	1,336,104
MacDermid, Inc.
Term Loan, 4.00%, Maturing June 5, 2020		150	151,125
OXEA Finance LLC
Term Loan, 4.25%, Maturing November 22, 2019		125	126,678
PQ Corporation
Term Loan, 4.50%, Maturing August 7, 2017		224	226,114
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.50%, Maturing March 19, 2020		400	405,469
Univar Inc.
Term Loan, 5.00%, Maturing June 30, 2017		785	776,591
WNA Holdings Inc.
Term Loan, 4.50%, Maturing June 5, 2020		26	26,449

			$5,997,838

Clothing/Textiles — 0.0%(3)
Wolverine Worldwide, Inc.
Term Loan, 4.50%, Maturing July 31, 2019		78	$78,561

			$78,561

Conglomerates — 0.4%
RGIS Services, LLC
Term Loan, 4.53%, Maturing October 18, 2016		746	$745,353
Spectrum Brands, Inc.
Term Loan, 4.51%, Maturing December 17, 2019		566	571,419

			$1,316,772

Containers and Glass Products — 1.1%
Berry Plastics Holding Corporation
Term Loan, 2.19%, Maturing April 3, 2015		759	$761,281
Term Loan, 3.50%, Maturing February 7, 2020		424	424,290
BWAY Corporation
Term Loan, 4.50%, Maturing August 7, 2017		498	502,475
Pact Group Pty Ltd.
Term Loan, 3.75%, Maturing May 29, 2020		275	275,172
Pelican Products, Inc.
Term Loan, 7.00%, Maturing July 11, 2018		248	248,428
Reynolds Group Holdings Inc.
Term Loan, 4.75%, Maturing September 28, 2018		794	804,471
TricorBraun, Inc.
Term Loan, 4.00%, Maturing May 3, 2018		421	422,065

			$3,438,182

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Cosmetics/Toiletries — 0.3%
Bausch & Lomb, Inc.
Term Loan, 4.00%, Maturing May 17, 2019	594	$594,754
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020	424	424,467

		$1,019,221

Drugs — 1.0%
Aptalis Pharma, Inc.
Term Loan, 5.50%, Maturing February 10, 2017	246	$247,597
Term Loan, 5.50%, Maturing February 10, 2017	247	248,727
Auxilium Pharmaceuticals, Inc.
Term Loan, 6.25%, Maturing April 26, 2017	99	99,429
Ikaria Acquisition Inc.
Term Loan, 7.25%, Maturing July 3, 2018	125	126,563
Par Pharmaceutical Companies, Inc.
Term Loan, 4.25%, Maturing September 30, 2019	223	224,372
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.50%, Maturing February 13, 2019	397	401,519
Term Loan, 3.50%, Maturing December 11, 2019	398	402,517
Term Loan, Maturing June 24, 2020(2)	900	913,163
Warner Chilcott Company, LLC
Term Loan, 4.25%, Maturing March 15, 2018	15	14,790
Warner Chilcott Corporation
Term Loan, 4.25%, Maturing March 15, 2018	105	105,209
Term Loan, 4.25%, Maturing March 15, 2018	241	241,680
WC Luxco S.a.r.l.
Term Loan, 4.25%, Maturing March 15, 2018	190	190,448

		$3,216,014

Ecological Services and Equipment — 0.1%
ADS Waste Holdings, Inc.
Term Loan, 4.25%, Maturing October 9, 2019	398	$401,315

		$401,315

Electronics/Electrical — 4.0%
Aeroflex Incorporated
Term Loan, 4.50%, Maturing November 9, 2019	453	$457,655
Aspect Software, Inc.
Term Loan, 7.00%, Maturing May 6, 2016	302	303,006
Attachmate Corporation
Term Loan, 7.25%, Maturing November 22, 2017	537	543,145
Blue Coat Systems, Inc.
Term Loan - Second Lien, 9.50%, Maturing June 19, 2020	125	125,938
CommScope, Inc.
Term Loan, 3.75%, Maturing January 12, 2018	1,921	1,936,416
CompuCom Systems, Inc.
Term Loan, 4.25%, Maturing May 11, 2020	150	151,312
Dealer Computer Services, Inc.
Term Loan, 2.19%, Maturing April 21, 2016	387	387,850
DG FastChannel, Inc.
Term Loan, 7.25%, Maturing July 26, 2018	244	242,364
Eagle Parent, Inc.
Term Loan, 4.50%, Maturing May 16, 2018	515	518,527
Edwards (Cayman Islands II) Limited
Term Loan, 4.75%, Maturing March 26, 2020	239	240,826
Freescale Semiconductor, Inc.
Term Loan, 5.00%, Maturing February 28, 2020	574	580,254
Go Daddy Operating Company, LLC
Term Loan, 4.25%, Maturing December 17, 2018	567	569,097

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Infor (US), Inc.
Term Loan, 5.25%, Maturing April 5, 2018	811	$819,655
Internet Brands, Inc.
Term Loan, 6.25%, Maturing March 15, 2019	175	175,326
Magic Newco LLC
Term Loan, 7.25%, Maturing December 12, 2018	273	276,145
Microsemi Corporation
Term Loan, 3.75%, Maturing February 19, 2020	250	252,450
NXP B.V.
Term Loan, 4.50%, Maturing March 3, 2017	538	547,705
Term Loan, 4.75%, Maturing January 11, 2020	174	177,898
Renaissance Learning, Inc.
Term Loan, 5.75%, Maturing November 13, 2018	124	125,303
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018	296	296,462
Rovi Solutions Corporation
Term Loan, 3.50%, Maturing March 29, 2019	150	149,999
RP Crown Parent, LLC
Term Loan, 6.75%, Maturing December 21, 2018	522	527,832
Sensata Technologies Finance Company, LLC
Term Loan, 3.75%, Maturing May 11, 2018	241	243,252
Serena Software, Inc.
Term Loan, 4.19%, Maturing March 10, 2016	1,185	1,182,037
Shield Finance Co. S.A.R.L.
Term Loan, 6.50%, Maturing May 10, 2019	198	198,495
Sirius Computer Solutions, Inc.
Term Loan, 7.00%, Maturing November 30, 2018	108	110,201
Smart Technologies ULC
Term Loan, Maturing January 18, 2019(2)	125	120,000
Sophia, L.P.
Term Loan, 4.50%, Maturing July 19, 2018	241	243,711
SS&C Technologies Inc.
Term Loan, 3.50%, Maturing June 7, 2019	21	21,143
Term Loan, 3.50%, Maturing June 7, 2019	204	204,342
SumTotal Systems LLC
Term Loan, 6.25%, Maturing November 16, 2018	249	249,683
SurveyMonkey.com, LLC
Term Loan, 5.50%, Maturing February 5, 2019	100	101,122
VeriFone Inc.
Term Loan, 4.25%, Maturing December 28, 2018	105	105,404
Wall Street Systems, Inc.
Term Loan, 5.75%, Maturing October 25, 2019	224	225,485
Web.com Group, Inc.
Term Loan, 4.50%, Maturing October 27, 2017	360	362,094

		$12,772,134

Equipment Leasing — 0.2%
Flying Fortress Inc.
Term Loan, 3.50%, Maturing June 30, 2017	500	$500,625

		$500,625

Financial Intermediaries — 2.2%
Allflex Holdings II, Inc.
Term Loan, 4.25%, Maturing June 11, 2020	125	$125,859
American Capital Holdings, Inc.
Term Loan, 5.50%, Maturing August 22, 2016	175	176,146
American Stock Transfer & Trust Company, LLC
Term Loan, 5.75%, Maturing June 11, 2020	125	125,313

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Citco Funding LLC
Term Loan, 4.25%, Maturing May 23, 2018	688	$690,443
Clipper Acquisitions Corp.
Term Loan, 4.00%, Maturing February 6, 2020	100	100,246
First Data Corporation
Term Loan, 4.19%, Maturing March 23, 2018	500	500,625
Term Loan, 4.19%, Maturing September 24, 2018	375	375,234
Guggenheim Partners, LLC
Term Loan, 4.25%, Maturing July 17, 2020	150	151,969
Harbourvest Partners, LLC
Term Loan, 4.75%, Maturing November 21, 2017	150	151,157
Home Loan Servicing Solutions, Ltd.
Term Loan, 4.50%, Maturing June 19, 2020	200	201,620
LPL Holdings, Inc.
Term Loan, 3.25%, Maturing March 29, 2019	1,606	1,608,232
Mercury Payment Systems Canada, LLC
Term Loan, 5.50%, Maturing July 3, 2017	50	50,366
Nuveen Investments, Inc.
Term Loan, 4.19%, Maturing May 13, 2017	1,250	1,253,594
Ocwen Financial Corporation
Term Loan, 5.00%, Maturing February 15, 2018	249	253,116
Oz Management LP
Term Loan, 1.78%, Maturing November 15, 2016	222	207,394
RPI Finance Trust
Term Loan, 3.50%, Maturing May 9, 2018	655	659,677
Term Loan, 4.00%, Maturing November 9, 2018	294	295,157
Walter Investment Management Corp.
Term Loan, 5.75%, Maturing November 28, 2017	196	198,357

		$7,124,505

Food Products — 2.2%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017	249	$251,963
Blue Buffalo Company, Ltd.
Term Loan, 4.75%, Maturing August 8, 2019	248	250,920
Clearwater Seafoods Limited Partnership
Term Loan, 5.75%, Maturing June 24, 2019	175	176,422
CSM Bakery Supplies LLC
Term Loan, 4.75%, Maturing May 22, 2020	175	176,312
Del Monte Foods Company
Term Loan, 4.00%, Maturing March 8, 2018	1,162	1,165,635
Dole Food Company Inc.
Term Loan, 3.75%, Maturing April 1, 2020	125	124,921
H.J. Heinz Company
Term Loan, 3.50%, Maturing June 5, 2020	2,025	2,046,797
High Liner Foods Incorporated
Term Loan, 4.75%, Maturing December 31, 2017	233	235,053
JBS USA Holdings Inc.
Term Loan, 3.75%, Maturing May 25, 2018	985	985,616
NBTY, Inc.
Term Loan, 3.50%, Maturing October 1, 2017	888	895,410
Pinnacle Foods Finance LLC
Term Loan, 3.25%, Maturing April 29, 2020	698	699,559

		$7,008,608

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Food Service — 2.2%
Aramark Corporation
Term Loan, 3.69%, Maturing July 26, 2016		43	$42,989
Term Loan, 3.69%, Maturing July 26, 2016		77	77,318
Term Loan, 3.78%, Maturing July 26, 2016		529	533,634
Term Loan, 3.78%, Maturing July 26, 2016		1,168	1,175,664
Term Loan, 4.01%, Maturing July 26, 2016	GBP	523	790,879
Buffets, Inc.
Term Loan, 0.15%, Maturing April 22, 2015(4)		26	26,201
Burger King Corporation
Term Loan, 3.75%, Maturing September 27, 2019		571	576,838
DineEquity, Inc.
Term Loan, 3.75%, Maturing October 19, 2017		206	207,658
Dunkin’ Brands, Inc.
Term Loan, 3.75%, Maturing February 14, 2020		530	533,647
Landry’s, Inc.
Term Loan, 4.75%, Maturing April 24, 2018		494	500,522
OSI Restaurant Partners, LLC
Term Loan, 3.50%, Maturing October 25, 2019		512	514,296
US Foods, Inc.
Term Loan, 4.50%, Maturing March 29, 2019		625	627,031
Weight Watchers International, Inc.
Term Loan, 3.75%, Maturing April 2, 2020		1,197	1,205,105
Wendy’s International, Inc.
Term Loan, 3.25%, Maturing May 15, 2019		256	257,131

			$7,068,913

Food/Drug Retailers — 1.2%
Albertson’s, LLC
Term Loan, 4.25%, Maturing March 21, 2016		91	$91,481
Term Loan, 4.75%, Maturing March 21, 2019		59	59,521
Alliance Boots Holdings Limited
Term Loan, 3.61%, Maturing July 10, 2017	EUR	1,000	1,316,353
Term Loan, 3.99%, Maturing July 10, 2017	GBP	300	450,157
General Nutrition Centers, Inc.
Term Loan, 3.75%, Maturing March 2, 2018		855	863,240
Rite Aid Corporation
Term Loan, 4.00%, Maturing February 21, 2020		449	452,298
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020		100	103,087
Supervalu Inc.
Term Loan, 5.00%, Maturing March 21, 2019		498	503,867

			$3,840,004

Health Care — 5.6%
Alere, Inc.
Term Loan, 4.25%, Maturing June 30, 2017		763	$771,120
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 18, 2019		75	74,935
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019		225	225,281
Apria Healthcare Group I
Term Loan, 6.75%, Maturing April 5, 2020		100	100,685
Ardent Medical Services, Inc.
Term Loan, 6.75%, Maturing July 2, 2018		299	300,241
Biomet Inc.
Term Loan, 3.96%, Maturing July 25, 2017		855	861,887
Catalent Pharma Solutions Inc.
Term Loan, 3.69%, Maturing September 15, 2016		400	400,624

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
CHG Buyer Corporation
Term Loan, 5.00%, Maturing November 19, 2019	123	$124,336
Community Health Systems, Inc.
Term Loan, 3.77%, Maturing January 25, 2017	1,370	1,381,324
Convatec Inc.
Term Loan, 5.00%, Maturing December 22, 2016	97	97,485
DaVita, Inc.
Term Loan, 4.50%, Maturing October 20, 2016	634	639,196
Term Loan, 4.00%, Maturing November 1, 2019	622	626,206
DJO Finance LLC
Term Loan, 4.75%, Maturing September 15, 2017	336	340,312
Drumm Investors LLC
Term Loan, 5.00%, Maturing May 4, 2018	294	285,563
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018	273	274,862
Envision Healthcare Corporation
Term Loan, 4.00%, Maturing May 25, 2018	405	407,639
Grifols Inc.
Term Loan, 4.25%, Maturing June 1, 2017	586	592,863
HCA, Inc.
Term Loan, 3.03%, Maturing March 31, 2017	1,216	1,221,509
Term Loan, 2.94%, Maturing May 1, 2018	1,155	1,160,418
Health Management Associates, Inc.
Term Loan, 3.50%, Maturing November 16, 2018	656	658,792
Hologic Inc.
Term Loan, 4.50%, Maturing August 1, 2019	371	373,511
Iasis Healthcare LLC
Term Loan, 4.50%, Maturing May 3, 2018	318	320,655
inVentiv Health, Inc.
Term Loan, 7.50%, Maturing August 4, 2016	533	524,824
Kindred Healthcare, Inc.
Term Loan, 4.25%, Maturing June 1, 2018	196	195,762
Kinetic Concepts, Inc.
Term Loan, 4.50%, Maturing May 4, 2018	837	848,021
MedAssets, Inc.
Term Loan, 4.00%, Maturing December 13, 2019	101	101,933
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing October 9, 2017	141	141,824
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing October 26, 2017	103	103,530
Multiplan, Inc.
Term Loan, 4.00%, Maturing August 25, 2017	441	444,969
One Call Medical, Inc.
Term Loan, 5.50%, Maturing August 16, 2019	249	250,138
Onex Carestream Finance LP
Term Loan, 5.00%, Maturing June 7, 2019	525	529,047
Pharmaceutical Product Development, Inc.
Term Loan, 4.25%, Maturing December 5, 2018	348	351,442
Radnet Management, Inc.
Term Loan, 4.25%, Maturing October 10, 2018	298	298,960
Select Medical Corporation
Term Loan, 4.00%, Maturing June 1, 2018	277	278,070
Sheridan Holdings, Inc.
Term Loan, 4.50%, Maturing June 29, 2018	99	99,770
TriZetto Group, Inc. (The)
Term Loan, 4.75%, Maturing May 2, 2018	294	290,692
Truven Health Analytics Inc.
Term Loan, 4.50%, Maturing June 1, 2019	323	324,982

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Universal Health Services, Inc.
Term Loan, 2.44%, Maturing November 15, 2016	516	$519,097
Vanguard Health Holding Company II, LLC
Term Loan, 3.75%, Maturing January 29, 2016	730	732,937
VWR Funding, Inc.
Term Loan, 4.19%, Maturing April 3, 2017	323	325,598
Term Loan, 4.44%, Maturing April 3, 2017	456	456,998

		$18,058,038

Home Furnishings — 0.2%
Serta Simmons Holdings, LLC
Term Loan, 5.00%, Maturing October 1, 2019	323	$326,580
Tempur-Pedic International Inc.
Term Loan, 3.50%, Maturing March 18, 2020	298	297,569

		$624,149

Industrial Equipment — 1.3%
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020	150	$151,028
Colfax Corporation
Term Loan, 3.25%, Maturing January 11, 2019	672	675,463
Gardner Denver, Inc.
Term Loan, Maturing July 30, 2020(2)	350	351,750
Generac Power Systems, Inc.
Term Loan, 3.50%, Maturing May 29, 2020	325	325,762
Grede LLC
Term Loan, 4.50%, Maturing May 2, 2018	355	355,891
Husky Injection Molding Systems Ltd
Term Loan, 4.25%, Maturing June 29, 2018	447	449,398
Milacron LLC
Term Loan, 4.25%, Maturing March 28, 2020	75	75,264
Rexnord LLC
Term Loan, 3.75%, Maturing April 2, 2018	807	811,721
Spansion LLC
Term Loan, 5.25%, Maturing December 11, 2018	149	150,055
Tank Holding Corp.
Term Loan, 4.25%, Maturing July 9, 2019	190	190,673
Terex Corporation
Term Loan, 4.50%, Maturing April 28, 2017	750	758,529

		$4,295,534

Insurance — 1.6%
Alliant Holdings I, Inc.
Term Loan, 5.00%, Maturing December 20, 2019	398	$401,421
AmWINS Group, Inc.
Term Loan, 5.00%, Maturing September 6, 2019	771	777,294
Applied Systems, Inc.
Term Loan, 4.25%, Maturing December 8, 2016	357	359,634
Asurion LLC
Term Loan, 4.50%, Maturing May 24, 2019	1,692	1,693,917
Term Loan, Maturing July 8, 2020(2)	175	171,732
CNO Financial Group, Inc.
Term Loan, 3.00%, Maturing September 28, 2016	170	171,063
Compass Investors Inc.
Term Loan, 5.25%, Maturing December 27, 2019	423	427,051
Cooper Gay Swett & Crawford Ltd
Term Loan, 5.00%, Maturing April 16, 2020	50	50,583
Cunningham Lindsey U.S. Inc.
Term Loan, 5.00%, Maturing December 10, 2019	174	175,339

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Hub International Limited
Term Loan, 3.69%, Maturing June 13, 2017	757	$761,260
Sedgwick CMS Holdings, Inc.
Term Loan, 4.25%, Maturing June 12, 2018	125	126,250

		$5,115,544

Leisure Goods/Activities/Movies — 2.4%
Alpha D2 Limited
Term Loan, 4.50%, Maturing April 30, 2019	545	$549,406
AMC Entertainment, Inc.
Term Loan, 3.50%, Maturing April 30, 2020	449	451,039
Bombardier Recreational Products, Inc.
Term Loan, 4.00%, Maturing January 30, 2019	641	643,547
ClubCorp Club Operations, Inc.
Term Loan, 4.25%, Maturing July 24, 2020	473	479,579
Emerald Expositions Holding, Inc.
Term Loan, 5.50%, Maturing June 17, 2020	150	151,500
Equinox Holdings, Inc.
Term Loan, 4.50%, Maturing January 31, 2020	249	251,245
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019	100	100,309
Kasima, LLC
Term Loan, 3.25%, Maturing May 17, 2021	175	174,818
Live Nation Entertainment, Inc.
Term Loan, 4.50%, Maturing November 7, 2016	508	513,500
Regal Cinemas, Inc.
Term Loan, 2.71%, Maturing August 23, 2017	1,194	1,201,626
Revolution Studios Distribution Company, LLC
Term Loan, 3.95%, Maturing December 21, 2014(4)	207	172,674
Term Loan - Second Lien, 7.19%, Maturing June 21, 2015(4)	225	163,170
Sabre, Inc.
Term Loan, 5.25%, Maturing February 19, 2019	224	227,128
Scientific Games International, Inc.
Term Loan, Maturing May 22, 2020(2)	650	649,187
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.00%, Maturing May 14, 2020	560	559,550
Six Flags Theme Parks, Inc.
Term Loan, 4.00%, Maturing December 20, 2018	606	613,689
Town Sports International Inc.
Term Loan, 5.75%, Maturing May 11, 2018	170	172,733
US Finco LLC
Term Loan, 4.00%, Maturing May 22, 2020	75	75,375
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing July 1, 2020	175	175,766
Zuffa LLC
Term Loan, 4.50%, Maturing February 25, 2020	572	576,058

		$7,901,899

Lodging and Casinos — 1.2%
Affinity Gaming, LLC
Term Loan, 5.50%, Maturing November 9, 2017	481	$487,155
Ameristar Casinos, Inc.
Term Loan, 4.00%, Maturing April 16, 2018	973	977,489
Caesars Entertainment Operating Company
Term Loan, 5.44%, Maturing January 26, 2018	937	833,287
Las Vegas Sands LLC
Term Loan, 2.69%, Maturing November 23, 2016	161	161,255
Term Loan, 2.69%, Maturing November 23, 2016	798	799,929

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
MGM Resorts International
Term Loan, 3.50%, Maturing December 20, 2019	498	$499,053
Pinnacle Entertainment, Inc.
Term Loan, 4.00%, Maturing March 19, 2019	99	98,966
Seminole Tribe of Florida
Term Loan, 3.00%, Maturing April 29, 2020	123	123,401

		$3,980,535

Nonferrous Metals/Minerals — 0.9%
Alpha Natural Resources, LLC
Term Loan, 3.50%, Maturing May 22, 2020	150	$147,240
Arch Coal Inc.
Term Loan, 5.75%, Maturing May 16, 2018	569	566,593
Constellium Holdco B.V.
Term Loan, 6.00%, Maturing March 25, 2020	100	103,241
Fairmount Minerals LTD
Term Loan, 5.25%, Maturing March 15, 2017	425	424,985
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019	173	167,844
Novelis, Inc.
Term Loan, 3.75%, Maturing March 10, 2017	414	416,348
Oxbow Carbon LLC
Term Loan, 4.25%, Maturing July 19, 2019	100	101,000
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020	150	152,625
United Central Industrial Supply Company, L.L.C.
Term Loan, 7.50%, Maturing October 9, 2018	223	210,924
Walter Energy, Inc.
Term Loan, 6.75%, Maturing April 2, 2018	681	660,982

		$2,951,782

Oil and Gas — 1.5%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019	100	$100,122
Citgo Petroleum Corporation
Term Loan, 9.00%, Maturing June 23, 2017	488	499,517
Crestwood Holdings LLC
Term Loan, 7.00%, Maturing June 19, 2019	190	193,800
Energy Transfer Equity, L.P.
Term Loan, 3.75%, Maturing March 24, 2017	214	215,917
Frac Tech International LLC
Term Loan, 8.50%, Maturing May 6, 2016	343	342,351
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	1,464	1,475,199
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015	705	706,806
Ruby Western Pipeline Holdings, LLC
Term Loan, 3.50%, Maturing March 27, 2020	97	97,738
Samson Investment Company
Term Loan - Second Lien, 6.00%, Maturing September 25, 2018	175	177,297
Sheridan Production Partners I, LLC
Term Loan, 5.00%, Maturing September 14, 2019	387	388,004
Term Loan, 5.00%, Maturing September 25, 2019	31	31,404
Term Loan, 5.00%, Maturing September 25, 2019	51	51,414
Tallgrass Operations, LLC
Term Loan, 5.25%, Maturing November 13, 2018	229	232,018
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018	323	326,137

		$4,837,724

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Publishing — 1.7%
Ascend Learning, Inc.
Term Loan, 7.00%, Maturing May 23, 2017		346	$345,430
Aster Zweite Beteiligungs GmbH
Term Loan, 6.59%, Maturing December 31, 2014	EUR	705	944,961
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019		945	947,834
Interactive Data Corporation
Term Loan, 3.75%, Maturing February 11, 2018		431	432,806
John Henry Holdings, Inc.
Term Loan, 6.00%, Maturing December 6, 2018		124	124,997
Laureate Education, Inc.
Term Loan, 5.25%, Maturing June 18, 2018		1,496	1,499,072
McGraw-Hill Global Education Holdings, LLC
Term Loan, 9.00%, Maturing March 22, 2019		150	150,654
Media General Inc.
Term Loan, Maturing July 31, 2020(2)		200	200,187
MediaNews Group Inc.
Term Loan, 8.50%, Maturing March 19, 2014		6	6,089
Merrill Communications, LLC
Term Loan, 7.25%, Maturing March 8, 2018		149	150,618
Rentpath, Inc.
Term Loan, 6.25%, Maturing May 29, 2020		175	172,047
Springer Science+Business Media S.A.
Term Loan, Maturing July 31, 2020(2)		200	197,875
Tribune Company
Term Loan, 4.00%, Maturing December 31, 2019		348	351,123

			$5,523,693

Radio and Television — 1.0%
Cumulus Media Holdings Inc.
Term Loan, 4.50%, Maturing September 17, 2018		814	$822,909
Foxco Acquisition Sub, LLC
Term Loan, 5.50%, Maturing July 14, 2017		273	276,350
Mission Broadcasting, Inc.
Term Loan, 4.25%, Maturing December 3, 2019		82	82,631
Nexstar Broadcasting, Inc.
Term Loan, 4.25%, Maturing December 3, 2019		193	193,525
Nine Entertainment Group Limited
Term Loan, 3.50%, Maturing February 5, 2020		150	149,563
Univision Communications Inc.
Term Loan, 4.50%, Maturing March 2, 2020		1,161	1,168,963
Weather Channel
Term Loan, 3.50%, Maturing February 13, 2017		263	266,166
Term Loan - Second Lien, 7.00%, Maturing June 26, 2020		125	128,281

			$3,088,388

Retailers (Except Food and Drug) — 2.0%
99 Cents Only Stores
Term Loan, 5.25%, Maturing January 11, 2019		243	$245,335
Bass Pro Group, LLC
Term Loan, 4.00%, Maturing November 20, 2019		269	271,241
CDW LLC
Term Loan, 3.50%, Maturing April 29, 2020		374	373,011
David’s Bridal, Inc.
Term Loan, 5.00%, Maturing October 11, 2019		124	125,411
Evergreen Acqco 1 LP
Term Loan, 5.00%, Maturing July 9, 2019		124	125,144

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 16, 2019	200	$201,917
J Crew Group, Inc.
Term Loan, 4.00%, Maturing March 7, 2018	342	344,940
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018	335	336,448
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020	499	501,422
National Vision, Inc.
Term Loan, 7.00%, Maturing August 2, 2018	148	148,866
Neiman Marcus Group, Inc. (The)
Term Loan, 4.00%, Maturing May 16, 2018	1,775	1,782,627
Ollie’s Bargain Outlet, Inc.
Term Loan, 5.25%, Maturing September 27, 2019	100	99,873
Party City Holdings Inc.
Term Loan, 4.25%, Maturing July 29, 2019	274	275,140
Petco Animal Supplies, Inc.
Term Loan, 4.00%, Maturing November 24, 2017	741	746,816
Pilot Travel Centers LLC
Term Loan, 3.75%, Maturing March 30, 2018	337	336,501
Term Loan, 4.25%, Maturing August 7, 2019	124	124,004
Spin Holdco Inc.
Term Loan, 4.25%, Maturing November 14, 2019	200	201,594
Visant Holding Corp.
Term Loan, 5.25%, Maturing December 22, 2016	252	246,676

		$6,486,966

Steel — 0.6%
Essar Steel Algoma, Inc.
Term Loan, 8.75%, Maturing September 19, 2014	199	$202,801
FMG America Finance, Inc.
Term Loan, 5.25%, Maturing October 18, 2017	1,141	1,151,859
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 3, 2017	147	147,085
Neenah Foundry Company
Term Loan, 6.75%, Maturing April 26, 2017	99	99,614
Patriot Coal Corporation
DIP Loan, 9.25%, Maturing October 4, 2013	175	175,000
Waupaca Foundry, Inc.
Term Loan, 4.50%, Maturing June 29, 2017	216	216,787

		$1,993,146

Surface Transport — 0.7%
Hertz Corporation (The)
Term Loan, 3.00%, Maturing March 11, 2018	1,423	$1,430,393
Term Loan, 3.75%, Maturing March 11, 2018	348	350,590
Swift Transportation Co. Inc.
Term Loan, 2.94%, Maturing December 21, 2016	345	347,117
Term Loan, 4.00%, Maturing December 21, 2017	228	230,540

		$2,358,640

Telecommunications — 1.6%
Arris Group, Inc.
Term Loan, 3.50%, Maturing April 17, 2020	200	$199,417
Cellular South, Inc.
Term Loan, 3.25%, Maturing May 22, 2020	75	75,093

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Cricket Communications, Inc.
Term Loan, 4.75%, Maturing March 9, 2020		400	$403,375
Crown Castle International Corporation
Term Loan, 3.25%, Maturing January 31, 2019		345	345,574
Intelsat Jackson Holdings Ltd.
Term Loan, 4.25%, Maturing April 2, 2018		2,107	2,126,299
IPC Systems, Inc.
Term Loan, 2.76%, Maturing May 31, 2014	GBP	194	289,486
Mitel Networks Corporation
Term Loan, 7.00%, Maturing February 27, 2019		149	150,463
SBA Finance
Term Loan, 3.75%, Maturing June 29, 2018		63	63,422
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019		250	251,250
Term Loan, 5.00%, Maturing April 23, 2019		347	348,774
Telesat LLC
Term Loan, 3.50%, Maturing March 28, 2019		668	672,996
Windstream Corporation
Term Loan, 4.00%, Maturing August 8, 2019		124	124,807

			$5,050,956

Utilities — 1.1%
AES Corporation
Term Loan, 3.75%, Maturing June 1, 2018		507	$513,346
Calpine Construction Finance Company, L.P.
Term Loan, 3.00%, Maturing May 4, 2020		200	198,963
Term Loan, 3.25%, Maturing January 31, 2022		75	74,747
Calpine Corporation
Term Loan, 4.00%, Maturing April 2, 2018		196	197,453
Term Loan, 4.00%, Maturing April 2, 2018		538	541,656
Term Loan, 4.00%, Maturing October 9, 2019		174	174,841
Dynegy Holdings Inc.
Term Loan, 4.00%, Maturing April 23, 2020		185	185,815
Equipower Resources Holdings LLC
Term Loan, Maturing December 15, 2020(2)		100	100,750
La Frontera Generation, LLC
Term Loan, 4.50%, Maturing September 30, 2020		100	100,750
LSP Madison Funding, LLC
Term Loan, 5.50%, Maturing June 28, 2019		109	110,656
NRG Energy, Inc.
Term Loan, 2.75%, Maturing July 2, 2018		858	857,940
Texas Competitive Electric Holdings Company, LLC
Term Loan, 4.72%, Maturing October 10, 2017		851	599,056

			$3,655,973

Total Senior Floating-Rate Interests (identified cost $159,577,531)			$160,528,407

Collateralized Mortgage Obligations — 14.0%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 2113, Class QG, 6.00%, 1/15/29	$1,893	$2,093,312
Series 2167, Class BZ, 7.00%, 6/15/29	1,468	1,677,821
Series 2182, Class ZB, 8.00%, 9/15/29	2,128	2,492,311
Series 2631, (Interest Only), Class DS, 6.908%, 6/15/33(5)(6)	4,297	642,622
Series 2750, (Interest Only), Class SG, 6.908%, 2/15/34(5)(6)	6,587	1,176,453
Series 2770, (Interest Only), Class SH, 6.908%, 3/15/34(5)(6)	4,474	796,846
Series 2981, (Interest Only), Class CS, 6.528%, 5/15/35(5)(6)	2,730	500,145
Series 3114, (Interest Only), Class TS, 6.458%, 9/15/30(5)(6)	6,347	1,106,265
Series 3339, (Interest Only), Class JI, 6.398%, 7/15/37(5)(6)	5,784	873,533
Series 3423, (Interest Only), Class SN, 5.938%, 3/15/38(5)(6)	8,811	1,213,752
Series 3871, (Interest Only), Class MS, 7.008%, 6/15/41(5)(6)	3,335	625,593
Series 4163, (Interest Only), Class GS, 6.008%, 11/15/32(5)(6)	7,632	1,683,686
Series 4169, (Interest Only), Class AS, 6.058%, 2/15/33(5)(6)	4,879	976,095
Series 4182, (Interest Only), Class GI, 3.00%, 1/15/43(5)	8,729	1,141,232
Series 4203, (Interest Only), Class QS, 6.058%, 5/15/43(5)(6)	4,993	1,034,265

		$18,033,931

Federal National Mortgage Association:
Series 1989-89, Class H, 9.00%, 11/25/19	$76	$86,532
Series 1991-122, Class N, 7.50%, 9/25/21	275	308,128
Series 1993-84, Class M, 7.50%, 6/25/23	2,309	2,631,627
Series 1994-42, Class K, 6.50%, 4/25/24	709	802,263
Series 1997-28, Class ZA, 7.50%, 4/20/27	774	903,021
Series 1997-38, Class N, 8.00%, 5/20/27	674	795,639
Series 2004-46, (Interest Only), Class SI, 5.81%, 5/25/34(5)(6)	4,487	703,747
Series 2005-17, (Interest Only), Class SA, 6.51%, 3/25/35(5)(6)	3,012	618,015
Series 2006-42, (Interest Only), Class PI, 6.40%, 6/25/36(5)(6)	6,177	941,918
Series 2006-44, (Interest Only), Class IS, 6.41%, 6/25/36(5)(6)	5,220	784,617
Series 2006-72, (Interest Only), Class GI, 6.39%, 8/25/36(5)(6)	9,318	1,440,084
Series 2007-50, (Interest Only), Class LS, 6.26%, 6/25/37(5)(6)	5,030	603,657
Series 2008-26, (Interest Only), Class SA, 6.01%, 4/25/38(5)(6)	6,570	978,073
Series 2008-29, (Interest Only), Class CI, 5.00%, 9/25/35(5)	5,310	435,584
Series 2008-61, (Interest Only), Class S, 5.91%, 7/25/38(5)(6)	7,483	1,253,664
Series 2010-54, (Interest Only), Class EI, 6.00%, 6/25/40(5)	5,390	1,018,592
Series 2010-67, (Interest Only), Class SC, 5.61%, 6/25/40(5)(6)	2,747	310,279
Series 2010-109, (Interest Only), Class PS, 6.41%, 10/25/40(5)(6)	10,695	1,603,152
Series 2010-124, (Interest Only), Class SJ, 5.86%, 11/25/38(5)(6)	5,800	841,692
Series 2010-147, (Interest Only), Class KS, 5.76%, 1/25/41(5)(6)	11,987	1,814,751
Series 2010-150, (Interest Only), Class GS, 6.56%, 1/25/21(5)(6)	8,845	1,243,346
Series 2012-150, (Interest Only), Class PS, 5.96%, 1/25/43(5)(6)	9,720	1,952,721
Series 2012-150, (Interest Only), Class SK, 5.96%, 1/25/43(5)(6)	5,416	1,091,802
Series 2013-23, (Interest Only), Class CS, 6.06%, 3/25/33(5)(6)	4,879	1,037,087
Series 2013-54, (Interest Only), Class HS, 6.11%, 10/25/41(5)(6)	4,951	938,973
Series G-33, Class PT, 7.00%, 10/25/21	708	770,504

		$25,909,468

Government National Mortgage Association:
Series 2010-4, (Interest Only), Class SK, 6.008%, 5/20/35(5)(6)	$2,572	$466,095
Series 2010-89, (Principal Only), Class CO, 0.00%, 7/20/40(7)	251	235,982
Series 2012-50, (Principal Only), Class CO, 0.00%, 8/20/40(7)	502	401,619

		$1,103,696

Total Collateralized Mortgage Obligations (identified cost $44,892,410)		$45,047,095

Commercial Mortgage-Backed Securities — 3.0%

Security	Principal Amount (000’s omitted)	Value
COMM, Series 2013-CR9, Class D, 4.403%, 7/10/45(8)(9)	$1,065	$865,629
CSFB, Series 2004-C3, Class A5, 5.113%, 7/15/36(8)	595	608,468
GECMC, Series 2004-C3, Class A4, 5.189%, 7/10/39(8)	1,107	1,141,437
GSMS, Series 2004-GG2, Class A6, 5.396%, 8/10/38(8)	1,250	1,283,058
JPMCC, Series 2006-CB14, Class A4, 5.481%, 12/12/44(8)	500	541,774
JPMCC, Series 2013-C13, Class D, 4.191%, 1/15/46(8) (9)	875	708,127
MSC, Series 2003-IQ6, Class A4, 4.97%, 12/15/41	340	341,580
RBSCF, Series 2010-MB1, Class C, 4.683%, 4/15/24(8)(9)	675	694,324
WBCMT, Series 2004-C12, Class A4, 5.30%, 7/15/41(8)	1,225	1,252,841
WFCM, Series 2010-C1, Class C, 5.584%, 11/15/43(8)(9)	500	537,274
WFCM, Series 2013-LC12, Class D, 4.441%, 7/15/46(8)(9)	2,000	1,610,217

Total Commercial Mortgage-Backed Securities (identified cost $9,188,110)		$9,584,729

Mortgage Pass-Throughs — 28.9%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
2.893%, with maturity at 2035(10)	$4,042	$4,313,139
5.00%, with various maturities to 2023	4,224	4,505,406
6.00%, with various maturities to 2029	3,230	3,539,070
6.15%, with maturity at 2027	1,105	1,255,183
6.50%, with various maturities to 2032	10,677	11,983,628
7.00%, with various maturities to 2035	5,916	6,918,682
7.50%, with various maturities to 2035	2,705	3,136,710
8.00%, with various maturities to 2032	2,700	3,196,920
8.50%, with various maturities to 2031	3,283	3,971,328
9.00%, with maturity at 2031	290	354,414
9.50%, with various maturities to 2022	177	200,127
11.50%, with maturity at 2019	69	73,851

		$43,448,458

Federal National Mortgage Association:
5.50%, with various maturities to 2033	$4,067	$4,414,087
6.00%, with maturity at 2023	2,686	2,963,344
6.323%, with maturity at 2032(10)	1,708	1,886,184
6.50%, with various maturities to 2036	6,686	7,403,947
7.00%, with various maturities to 2033	9,515	10,804,707
7.50%, with various maturities to 2031	6,702	7,933,788
8.00%, with various maturities to 2029	1,641	1,905,527
8.50%, with various maturities to 2027	276	322,601
9.00%, with various maturities to 2029	752	857,794
9.50%, with maturity at 2014	5	4,823
10.00%, with various maturities to 2031	637	733,174

		$39,229,976

Government National Mortgage Association:
7.50%, with maturity at 2025	$2,965	$3,452,753
8.00%, with various maturities to 2027	3,623	4,415,673
9.00%, with various maturities to 2026	1,786	2,227,134
9.50%, with maturity at 2025	241	283,850
11.00%, with maturity at 2018	147	163,410

		$10,542,820

Total Mortgage Pass-Throughs (identified cost $87,768,433)		$93,221,254

Asset-Backed Securities — 0.2%

Security	Principal Amount (000’s omitted)	Value
Centurion CDO 9 Ltd., Series 2005-9A, Class D1, 5.018%, 7/17/19(9)(11)	$500	$473,798

Total Asset-Backed Securities (identified cost $500,000)		$473,798

Corporate Bonds & Notes — 0.8%

Security	Principal Amount (000’s omitted)	Value
Chemicals and Plastics — 0.1%
Ineos Finance PLC
7.50%, 5/1/20(9)	$150	$162,000

		$162,000

Financial Intermediaries — 0.1%
First Data Corp.
6.75%, 11/1/20(9)	$250	$262,188

		$262,188

Health Care — 0.1%
Community Health Systems, Inc.
5.125%, 8/15/18	$425	$434,562

		$434,562

Home Furnishings — 0.0%(3)
Libbey Glass, Inc.
6.875%, 5/15/20	$135	$145,125

		$145,125

Lodging and Casinos — 0.1%
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20	$350	$327,031

		$327,031

Utilities — 0.4%
Calpine Corp.
7.50%, 2/15/21(9)	$517	$555,775
7.875%, 1/15/23(9)	607	661,630

		$1,217,405

Total Corporate Bonds & Notes (identified cost $2,432,165)		$2,548,311

Foreign Corporate Bonds & Notes — 0.7%

Security	Principal Amount (000’s omitted)	Value
Chile — 0.7%
JPMorgan Chilean Inflation Linked Note
3.80%, 11/17/15(12)	$2,559	$2,342,719

Total Chile (identified cost $2,000,000)		$2,342,719

Total Foreign Corporate Bonds & Notes (identified cost $2,000,000)		$2,342,719

Foreign Government Bonds — 12.9%

Security	Principal Amount (000’s omitted)		Value
Bangladesh — 0.5%
Bangladesh Treasury Bond, 11.30%, 3/7/17	BDT	50,000	$636,939
Bangladesh Treasury Bond, 11.50%, 8/8/17	BDT	70,700	904,626

Total Bangladesh			$1,541,565

Costa Rica — 0.2%
Costa Rica Titulos de Propiedad Bond, 10.58%, 6/22/16	CRC	255,000	$568,070

Total Costa Rica			$568,070

Georgia — 0.3%
Georgia Treasury Bond, 6.10%, 3/7/15	GEL	350	$213,519
Georgia Treasury Bond, 6.80%, 7/12/14	GEL	500	306,247
Georgia Treasury Bond, 7.40%, 4/19/14	GEL	500	306,881
Georgia Treasury Bond, 9.10%, 12/8/13	GEL	200	122,616

Total Georgia			$949,263

Ghana — 1.8%
Ghana Government Bond, 16.90%, 3/7/16	GHS	1,852	$841,383
Ghana Government Bond, 19.24%, 5/30/16	GHS	1,480	702,973
Ghana Government Bond, 21.00%, 10/26/15	GHS	4,730	2,347,117
Ghana Government Bond, 24.00%, 5/25/15	GHS	3,282	1,689,365
Ghana Government Bond, 26.00%, 6/5/17	GHS	485	272,976

Total Ghana			$5,853,814

Hungary — 0.1%
National Bank of Hungary, 8.875%, 11/1/13	USD	370	$375,313

Total Hungary			$375,313

Jordan — 0.2%
Jordan Government Bond, 7.387%, 8/30/14	JOD	400	$576,854

Total Jordan			$576,854

Lebanon — 0.2%
Lebanon Treasury Note, 8.38%, 8/28/14	LBP	834,140	$569,417
Lebanon Treasury Note, 8.74%, 7/31/14	LBP	375,460	256,632

Total Lebanon			$826,049

Mexico — 0.2%
Mexican Bonos, 7.00%, 6/19/14	MXN	9,645	$778,009

Total Mexico			$778,009

Mongolia — 0.1%
Mongolia Government International Bond, 4.125%, 1/5/18(9)	USD	280	$257,600

Total Mongolia			$257,600

Philippines — 1.0%
Republic of the Philippines, 6.25%, 1/27/14	PHP	22,800	$537,289
Republic of the Philippines, 6.25%, 1/14/36	PHP	85,000	2,211,604
Republic of the Philippines, 9.125%, 9/4/16	PHP	14,990	416,469

Total Philippines			$3,165,362

Romania — 1.5%
Romania Government Bond, 5.80%, 10/26/15	RON	11,260	$3,491,679
Romania Government Bond, 5.85%, 7/28/14	RON	1,340	409,856
Romania Government Bond, 5.90%, 7/26/17	RON	2,520	793,171
Romania Government Bond, 11.00%, 3/5/14	RON	250	78,267

Total Romania			$4,772,973

Security	Principal Amount (000’s omitted)		Value
Russia — 0.6%
Russia Government Bond, 6.88%, 7/15/15	RUB	4,910	$151,226
Russia Government Bond, 7.00%, 6/3/15	RUB	4,910	151,569
Russia Government Bond, 7.10%, 3/13/14	RUB	30,380	928,399
Russia Government Bond, 12.00%, 8/20/14	RUB	20,290	655,578

Total Russia			$1,886,772

Serbia — 1.4%
Serbia Treasury Bill, 0.00%, 11/8/13	RSD	76,000	$865,732
Serbia Treasury Bill, 0.00%, 12/12/13	RSD	18,200	205,416
Serbia Treasury Bill, 0.00%, 3/6/14	RSD	195,000	2,149,935
Serbia Treasury Bill, 0.00%, 3/13/14	RSD	32,560	358,287
Serbia Treasury Bond, 10.00%, 4/4/15	RSD	8,310	95,748
Serbia Treasury Bond, 10.00%, 4/27/15	RSD	60,770	699,638
Serbia Treasury Bond, 10.00%, 1/24/18	RSD	22,180	240,338

Total Serbia			$4,615,094

Sri Lanka — 0.9%
Sri Lanka Government Bond, 7.00%, 3/1/14	LKR	44,530	$332,296
Sri Lanka Government Bond, 8.50%, 4/1/18	LKR	86,910	597,470
Sri Lanka Government Bond, 9.00%, 5/1/21	LKR	254,080	1,683,363
Sri Lanka Government Bond, 11.75%, 4/1/14	LKR	55,290	423,942

Total Sri Lanka			$3,037,071

Turkey — 1.6%
Turkey Government Bond, 0.00%, 4/9/14	TRY	10,433	$5,087,836

Total Turkey			$5,087,836

Uruguay — 0.9%
Monetary Regulation Bill, 0.00%, 8/15/13	UYU	12,600	$589,679
Uruguay Notas Del Tesoro, 2.75%, 6/16/16(12)	UYU	49,149	2,318,070

Total Uruguay			$2,907,749

Vietnam — 1.4%
Vietnam Government Bond, 8.80%, 6/15/14	VND	79,746,100	$3,837,055
Vietnam Government Bond, 9.10%, 12/15/14	VND	13,799,200	670,460

Total Vietnam			$4,507,515

Total Foreign Government Bonds (identified cost $42,897,255)			$41,706,909

U.S. Treasury Obligations — 2.9%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Note, 1.75%, 5/15/22(13)	$10,000	$9,473,440

Total U.S. Treasury Obligations (identified cost $9,856,316)		$9,473,440

Common Stocks — 1.1%

Security	Shares	Value
Affinity Gaming, LLC(4)(14)(15)	23,498	$276,103
Buffets Restaurants Holdings, Inc.(4)(14)(15)	10,672	69,368
Dayco Products, LLC(14)(15)	8,898	338,124
Euramax International, Inc.(4)(14)(15)	234	52,582
ION Media Networks, Inc.(4)(14)	1,357	860,067
MediaNews Group, Inc.(4)(14)(15)	3,023	63,423
Metro-Goldwyn-Mayer Holdings, Inc.(14)(15)	19,828	1,085,583
NewYoung Broadcasting Holding Co., Inc.(4)(14)(15)	116	835,200
United Subcontractors, Inc.(4)(14)(15)	162	7,421

Total Common Stocks (identified cost $1,488,850)		$3,587,871

Precious Metals — 0.7%

Description	Troy Ounces	Value
Platinum(15)	1,510	$2,170,110

Total Precious Metals (identified cost $2,644,211)		$2,170,110

Currency Call Options Purchased — 0.0%(3)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Colombian Peso	Citibank NA	COP	1,800,452	COP	1,757.00	2/18/14	$2,224
Colombian Peso	Citibank NA	COP	1,651,901	COP	1,757.00	2/18/14	2,041
Colombian Peso	Citibank NA	COP	1,577,963	COP	1,757.00	2/18/14	1,950
Colombian Peso	Citibank NA	COP	1,091,000	COP	1,757.00	2/18/14	1,348
Colombian Peso	Citibank NA	COP	628,124	COP	1,757.00	2/18/14	776
Colombian Peso	JPMorgan Chase Bank	COP	646,320	COP	1,757.00	2/18/14	798
Colombian Peso	JPMorgan Chase Bank	COP	514,170	COP	1,757.00	2/18/14	635
Colombian Peso	JPMorgan Chase Bank	COP	398,100	COP	1,757.00	2/18/14	492
Indian Rupee	Australia and New Zealand Banking Group Limited	INR	81,000	INR	54.00	8/12/13	32
Indian Rupee	Australia and New Zealand Banking Group Limited	INR	70,000	INR	54.00	8/12/13	28
Indian Rupee	Bank of America	INR	83,000	INR	54.00	8/12/13	33
Indian Rupee	Bank of America	INR	96,000	INR	55.00	8/16/13	197

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Indian Rupee	Barclays Bank PLC	INR	81,000	INR	54.00	8/12/13	$32
Indian Rupee	Deutsche Bank	INR	80,000	INR	54.00	8/12/13	32
Indian Rupee	Goldman Sachs International	INR	50,000	INR	54.00	8/12/13	20
Indian Rupee	Goldman Sachs International	INR	61,000	INR	55.00	8/19/13	129
Indian Rupee	Goldman Sachs International	INR	94,577	INR	59.00	7/1/14	18,676
Indian Rupee	JPMorgan Chase Bank	INR	61,000	INR	54.00	8/12/13	24
Indian Rupee	JPMorgan Chase Bank	INR	55,000	INR	54.00	8/12/13	22
Indian Rupee	JPMorgan Chase Bank	INR	90,093	INR	59.00	7/1/14	17,791

Total Currency Call Options Purchased (identified cost $295,348)							$47,280

Currency Put Options Purchased — 0.0%(3)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
British Pound Sterling	Bank of America	GBP	4,587	GBP	1.35	3/13/14	$23,090
British Pound Sterling	Citibank NA	GBP	3,380	GBP	1.40	3/13/14	32,584
British Pound Sterling	Morgan Stanley & Co. International PLC	GBP	2,184	GBP	1.35	3/13/14	10,994

Total Currency Put Options Purchased (identified cost $178,430)							$66,668

Short-Term Investments — 13.4%

Foreign Government Securities — 9.0%

Security	Principal Amount (000’s omitted)		Value
Kenya — 0.9%
Kenya Treasury Bill, 0.00%, 4/14/14	KES	128,100	$1,387,941
Kenya Treasury Bill, 0.00%, 4/21/14	KES	66,900	723,184
Kenya Treasury Bill, 0.00%, 6/9/14	KES	60,000	637,555

Total Kenya			$2,748,680

Lebanon — 1.7%
Lebanon Treasury Bill, 0.00%, 10/10/13	LBP	908,950	$596,466
Lebanon Treasury Bill, 0.00%, 11/7/13	LBP	697,120	455,752
Lebanon Treasury Bill, 0.00%, 11/21/13	LBP	408,240	266,392
Lebanon Treasury Bill, 0.00%, 12/5/13	LBP	345,690	225,152
Lebanon Treasury Bill, 0.00%, 12/19/13	LBP	1,767,800	1,149,224
Lebanon Treasury Bill, 0.00%, 1/2/14	LBP	902,460	585,572
Lebanon Treasury Bill, 0.00%, 6/12/14	LBP	3,729,430	2,362,000

Total Lebanon			$5,640,558

Security	Principal Amount (000’s omitted)		Value
Malaysia — 1.7%
Bank Negara Monetary Note, 0.00%, 8/13/13	MYR	1,345	$414,214
Bank Negara Monetary Note, 0.00%, 9/5/13	MYR	1,300	399,634
Bank Negara Monetary Note, 0.00%, 9/17/13	MYR	2,975	913,666
Bank Negara Monetary Note, 0.00%, 10/22/13	MYR	1,050	321,575
Bank Negara Monetary Note, 0.00%, 10/29/13	MYR	4,985	1,525,870
Bank Negara Monetary Note, 0.00%, 11/12/13	MYR	1,821	556,856
Bank Negara Monetary Note, 0.00%, 11/19/13	MYR	4,485	1,370,714

Total Malaysia			$5,502,529

Nigeria — 1.7%
Nigeria Treasury Bill, 0.00%, 9/5/13	NGN	613,000	$3,776,152
Nigeria Treasury Bill, 0.00%, 10/10/13	NGN	254,095	1,544,831

Total Nigeria			$5,320,983

Philippines — 0.5%
Philippine Treasury Bill, 0.00%, 8/7/13	PHP	19,500	$448,924
Philippine Treasury Bill, 0.00%, 10/2/13	PHP	13,140	302,035
Philippine Treasury Bill, 0.00%, 11/6/13	PHP	16,590	380,998
Philippine Treasury Bill, 0.00%, 1/2/14	PHP	19,620	450,136

Total Philippines			$1,582,093

Romania — 0.3%
Romania Treasury Bill, 0.00%, 1/15/14	RON	3,500	$1,033,974

Total Romania			$1,033,974

Serbia — 1.0%
Serbia Treasury Bill, 0.00%, 9/13/13	RSD	182,800	$2,113,183
Serbia Treasury Bill, 0.00%, 2/20/14	RSD	33,710	373,110
Serbia Treasury Bill, 0.00%, 4/3/14	RSD	27,380	299,526
Serbia Treasury Bill, 0.00%, 5/29/14	RSD	28,380	305,597

Total Serbia			$3,091,416

Sri Lanka — 1.2%
Sri Lanka Treasury Bill, 0.00%, 10/4/13	LKR	53,880	$403,583
Sri Lanka Treasury Bill, 0.00%, 11/1/13	LKR	69,610	517,997
Sri Lanka Treasury Bill, 0.00%, 3/7/14	LKR	37,420	268,646
Sri Lanka Treasury Bill, 0.00%, 3/28/14	LKR	118,590	846,325
Sri Lanka Treasury Bill, 0.00%, 4/18/14	LKR	275,150	1,951,774

Total Sri Lanka			$3,988,325

Total Foreign Government Securities (identified cost $29,349,525)			$28,908,558

U.S. Treasury Obligations — 1.8%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 9/19/13(13)		$5,686	$5,685,807

Total U.S. Treasury Obligations (identified cost $5,685,636)			$5,685,807

Repurchase Agreements — 0.9%

Description	Principal Amount (000’s omitted)		Value
Bank of America:
Dated 6/19/13 with a maturity date of 8/23/13, an interest rate of 0.45% payable by the Fund and repurchase proceeds of EUR 463,652, collateralized by EUR 400,000 European Investment Bank 3.625%, due 1/15/21 and a market value, including accrued interest, of $613,064.	EUR	464	$617,282
Dated 6/19/13 with a maturity date of 8/23/13, an interest rate of 0.45% payable by the Fund and repurchase proceeds of EUR 600,712, collateralized by EUR 510,000 European Investment Bank 4.25%, due 4/15/19 and a market value, including accrued interest, of $796,802.	EUR	601	799,756
Dated 6/19/13 with a maturity date of 8/23/13, an interest rate of 0.45% payable by the Fund and repurchase proceeds of EUR 608,293, collateralized by EUR 500,000 European Investment Bank 4.625%, due 4/15/20 and a market value, including accrued interest, of $805,950.	EUR	609	809,851
Barclays Bank PLC:
Dated 7/10/13 with a maturity date of 8/15/13, an interest rate of 0.20% and repurchase proceeds of USD 448,402, collateralized by USD 454,000 SoQ Sukuk A Q.S.C. 3.241%, due 1/18/23 and a market value, including accrued interest, of $449,991.	USD	448	448,325
Nomura International PLC:
Dated 7/11/13 with a maturity date of 8/15/13, an interest rate of 0.50% payable by the Fund and repurchase proceeds of USD 429,244, collateralized by USD 354,000 Qatar Government International Bond 6.55%, due 4/9/19 and a market value, including accrued interest, of $432,014.	USD	429	429,423

Total Repurchase Agreements (identified cost $3,100,285)			$3,104,637

Other — 1.7%

Description	Interest (000’s omitted)		Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(16)		$5,605	$5,604,678

Total Other (identified cost $5,604,678)			$5,604,678

Total Short-Term Investments (identified cost $43,740,124)			$43,303,680

Total Investments — 128.4% (identified cost $407,459,183)			$414,102,271

Currency Call Options Written — (0.0)%(3)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Indian Rupee	Bank of America	INR	111,888	INR	54.00	8/12/13	$(44)
Indian Rupee	Citibank NA	INR	106,380	INR	54.00	8/12/13	(42)
Indian Rupee	Deutsche Bank	INR	57,234	INR	54.00	8/12/13	(23)
Indian Rupee	Goldman Sachs International	INR	96,000	INR	55.00	8/16/13	(197)
Indian Rupee	HSBC Bank USA	INR	116,100	INR	54.00	8/12/13	(46)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Indian Rupee	JPMorgan Chase Bank	INR	61,000	INR	55.00	8/19/13	$(129)
Indian Rupee	Nomura International PLC	INR	116,100	INR	54.00	8/12/13	(46)
Indian Rupee	Standard Chartered Bank	INR	53,298	INR	54.00	8/12/13	(21)

Total Currency Call Options Written (premiums received $522,533)							$(548)

Currency Put Options Written — (0.0)%(3)
Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
British Pound Sterling	Bank of America	GBP	4,587	GBP	1.35	3/13/14	$(23,090)
British Pound Sterling	Citibank NA	GBP	3,380	GBP	1.40	3/13/14	(32,584)
British Pound Sterling	Morgan Stanley & Co. International PLC	GBP	2,184	GBP	1.35	3/13/14	(10,994)
Indian Rupee	Goldman Sachs International	INR	115,416	INR	72.00	7/1/14	(38,371)
Indian Rupee	JPMorgan Chase Bank	INR	109,944	INR	72.00	7/1/14	(36,552)

Total Currency Put Options Written (premiums received $146,705)							$(141,591)

Other Assets, Less Liabilities — (28.4)%							$(91,601,046)

Net Assets — 100.0%							$322,359,086

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

COMM	-	Commercial Mortgage Pass-Through Certificates

CSFB	-	Credit Suisse First Boston Mortgage Securities Trust

DIP	-	Debtor In Possession

GECMC	-	General Electric Commercial Mortgage Corp.

GSMS	-	Goldman Sachs Mortgage Securities Corp. II

JPMCC	-	JPMorgan Chase Commercial Mortgage Securities Trust

MSC	-	Morgan Stanley Capital I Trust

RBSCF	-	Royal Bank of Scotland Commercial Funding

WBCMT	-	Wachovia Bank Commercial Mortgage Trust

WFCM	-	Wells Fargo Commercial Mortgage Trust

BDT	-	Bangladesh Taka

COP	-	Colombian Peso

CRC	-	Costa Rican Colon

EUR	-	Euro

GBP	-	British Pound Sterling

GEL	-	Georgian Lari

GHS	-	Ghanaian Cedi

INR	-	Indian Rupee

JOD	-	Jordanian Dinar

KES	-	Kenyan Shilling

LBP	-	Lebanese Pound

LKR	-	Sri Lankan Rupee

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

NGN	-	Nigerian Naira

PHP	-	Philippine Peso

RON	-	Romanian Leu

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

TRY	-	New Turkish Lira

USD	-	United States Dollar

UYU	-	Uruguayan Peso

VND	-	Vietnamese Dong

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	This Senior Loan will settle after July 31, 2013, at which time the interest rate will be determined.

(3)	Amount is less than 0.05%.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(5)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(6)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2013.

(7)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(8)	Weighted average fixed-rate coupon that changes/updates monthly.

(9)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2013, the aggregate value of these securities is $6,788,562 or 2.1% of the Fund’s net assets.

(10)	Adjustable rate mortgage security. Rate shown is the rate at July 31, 2013.

(11)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2013.

(12)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(13)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(14)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(15)	Non-income producing.

(16)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2013 was $6,488.

Securities Sold Short — (0.3)%

Foreign Government Bonds — (0.3)%

Security	Principal Amount (000’s omitted)		Value
Qatar — (0.3)%
Qatar Government International Bond, 6.55%, 4/9/19	USD	(354)	$(422,145)
SoQ Sukuk A Q.S.C., 3.241%, 1/18/23	USD	(454)	(446,055)

Total Qatar			$(868,200)

Total Foreign Government Bonds (proceeds $895,628)			$(868,200)

Total Securities Sold Short (proceeds $895,628)			$(868,200)

USD	-	United States Dollar

Basis for Consolidation

The Fund seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance EVG Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at July 31, 2013 were $8,667,258 or 2.7% of the Fund’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary.

A summary of open financial instruments at July 31, 2013 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)
8/5/13	Euro 1,730,000	United States Dollar 2,248,741	Goldman Sachs International	$(52,787)
8/13/13	South Korean Won 2,800,507,000	United States Dollar 2,484,922	HSBC Bank USA	(8,423)
8/13/13	Swedish Krona 21,451,200	Euro 2,460,847	Standard Chartered Bank	(16,283)
8/30/13	British Pound Sterling 453,836	United States Dollar 685,506	Goldman Sachs International	(4,753)
8/30/13	Euro 4,062,163	United States Dollar 5,256,520	Citibank NA	(148,075)
9/10/13	Euro 2,697,672	United States Dollar 3,537,930	Bank of America	(51,387)

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)
9/10/13	Euro 4,111,279	United States Dollar 5,409,888	Goldman Sachs International	$(60,265)
9/13/13	Serbian Dinar 79,351,000	Euro 687,141	Citibank NA	(4,310)
9/30/13	British Pound Sterling 185,186	United States Dollar 283,733	Citibank NA	2,128
9/30/13	Euro 447,750	United States Dollar 582,509	HSBC Bank USA	(13,276)
9/30/13	New Zealand Dollar 9,571,696	United States Dollar 7,430,029	Goldman Sachs International	(182,610)
9/30/13	New Zealand Dollar 6,350,000	United States Dollar 4,928,489	Wells Fargo Bank NA	(121,844)
10/21/13	Canadian Dollar 3,415,000	United States Dollar 3,287,162	HSBC Bank USA	(31,208)
10/21/13	Canadian Dollar 2,598,000	United States Dollar 2,560,792	State Street Bank and Trust Co.	36,304
10/30/13	Euro 5,274,328	United States Dollar 7,002,831	Australia and New Zealand Banking Group Limited	(16,108)
10/30/13	Euro 2,091,307	United States Dollar 2,776,921	Bank of America	(6,136)
10/31/13	British Pound Sterling 669,020	United States Dollar 1,025,384	HSBC Bank USA	8,215
4/2/14	Croatian Kuna 1,825,000	Euro 236,828	Citibank NA	(5,760)

				$(676,578)

Purchases

Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
8/8/13	Indian Rupee 43,692,000	United States Dollar 723,557	JPMorgan Chase Bank	$(5,927)
8/13/13	South Korean Won 2,800,507,000	United States Dollar 2,429,562	Nomura International PLC	63,783
8/13/13	Swedish Krona 21,451,200	Euro 2,502,210	Deutsche Bank	(38,747)
8/16/13	Indonesian Rupiah 32,628,189,000	United States Dollar 3,322,626	State Street Bank and Trust Co.	(168,382)
8/16/13	Indonesian Rupiah 8,747,254,000	United States Dollar 862,138	Toronto-Dominion Bank	(16,521)
8/16/13	Peruvian New Sol 15,500,000	United States Dollar 5,576,543	Standard Chartered Bank	(42,434)
8/20/13	Colombian Peso 4,247,744,000	United States Dollar 2,285,269	Citibank NA	(47,737)
8/20/13	Colombian Peso 6,611,100,000	United States Dollar 3,556,745	Morgan Stanley & Co. International PLC	(74,298)
8/20/13	Malaysian Ringgit 2,602,000	United States Dollar 823,678	Standard Chartered Bank	(22,624)
8/21/13	Chilean Peso 307,476,290	United States Dollar 605,805	Bank of Nova Scotia	(9,117)
8/26/13	Malaysian Ringgit 2,671,000	United States Dollar 838,566	BNP Paribas	(16,625)
9/3/13	Philippine Peso 17,454,437	United States Dollar 403,505	Goldman Sachs International	(819)
9/3/13	Philippine Peso 8,868,883	United States Dollar 205,028	JPMorgan Chase Bank	(416)

Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
9/5/13	Philippine Peso 12,002,000	United States Dollar 276,175	Bank of America	$729
9/5/13	Philippine Peso 9,962,000	United States Dollar 229,259	Goldman Sachs International	579
9/5/13	Philippine Peso 10,486,000	United States Dollar 241,235	JPMorgan Chase Bank	693
9/12/13	Kenyan Shilling 67,000,000	United States Dollar 765,714	Standard Chartered Bank	(4,428)
9/13/13	Serbian Dinar 8,600,461	Euro 74,901	Deutsche Bank	(98)
9/16/13	Russian Ruble 76,143,000	United States Dollar 2,310,122	Citibank NA	(17,512)
9/16/13	Russian Ruble 15,431,000	United States Dollar 482,369	HSBC Bank USA	(17,753)
9/16/13	Russian Ruble 5,369,000	United States Dollar 167,860	JPMorgan Chase Bank	(6,203)
9/17/13	Mauritian Rupee 52,155,000	United States Dollar 1,690,052	Standard Bank	(5,334)
9/18/13	Indian Rupee 74,174,000	United States Dollar 1,233,715	Standard Chartered Bank	(26,603)
9/20/13	Norwegian Krone 38,479,300	Euro 4,848,641	Citibank NA	66,549
9/20/13	Swedish Krona 42,902,400	Euro 4,916,786	Standard Chartered Bank	32,738
9/23/13	Indian Rupee 48,291,000	United States Dollar 796,881	Goldman Sachs International	(11,938)
9/23/13	Mexican Peso 70,642,060	United States Dollar 5,595,411	Nomura International PLC	(91,843)
9/24/13	Polish Zloty 17,135,350	Euro 3,936,446	Bank of America	106,040
9/24/13	Singapore Dollar 5,317,000	United States Dollar 4,191,234	JPMorgan Chase Bank	(7,274)
9/25/13	Israeli Shekel 9,144,000	United States Dollar 2,520,119	Bank of America	42,261
10/1/13	Philippine Peso 8,727,717	United States Dollar 201,671	Goldman Sachs International	(223)
10/1/13	Philippine Peso 17,635,305	United States Dollar 407,310	JPMorgan Chase Bank	(263)
10/15/13	Guatemalan Quetzal 17,500,000	United States Dollar 2,220,108	Citibank NA	4,272
10/15/13	Thai Baht 151,072,000	United States Dollar 4,811,210	Deutsche Bank	(4,588)
10/15/13	Yuan Offshore Renminbi 46,502,000	United States Dollar 7,530,079	BNP Paribas	12,539
10/16/13	Singapore Dollar 935,000	United States Dollar 740,125	Toronto-Dominion Bank	(4,361)
10/21/13	Canadian Dollar 6,013,000	United States Dollar 5,844,060	BNP Paribas	(1,202)
10/24/13	Indian Rupee 47,870,000	United States Dollar 789,634	Bank of America	(18,064)
10/24/13	Indian Rupee 44,113,000	United States Dollar 727,661	JPMorgan Chase Bank	(16,646)
10/30/13	Euro 1,953,635	United States Dollar 2,595,052	Goldman Sachs International	4,794

Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
10/31/13	Indian Rupee 24,697,000	United States Dollar 407,561	BNP Paribas	$(10,289)
10/31/13	Indian Rupee 25,203,000	United States Dollar 415,912	Goldman Sachs International	(10,499)
11/18/13	South Korean Won 2,800,507,000	United States Dollar 2,474,711	HSBC Bank USA	10,762
12/16/13	Russian Ruble 11,549,000	United States Dollar 356,506	Credit Suisse International	(13,695)
12/16/13	Russian Ruble 9,351,000	United States Dollar 288,856	Goldman Sachs International	(11,289)
4/3/14	Croatian Kuna 1,825,000	Euro 237,661	Citibank NA	4,643
4/11/14	Kenyan Shilling 61,574,000	United States Dollar 668,193	Standard Chartered Bank	2,720
7/17/14	Armenian Dram 504,260,000	United States Dollar 1,151,016	VTB Capital PLC	7,932

				$(362,718)

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
9/13	2 U.S. 10-Year Deliverable Interest Rate Swap	Short	$(198,250)	$(189,281)	$8,969
10/13	14 Platinum	Long	932,820	1,000,510	67,690
12/13	24 Gold	Long	3,190,080	3,151,200	(38,880)

					$37,779

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Fund Pays/ Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America	HUF	139,000	Pays	6-month HUF BUBOR	5.13%	12/21/16	$6,787
Bank of America	HUF	117,000	Pays	6-month HUF BUBOR	6.95	1/17/17	56,344
Bank of America	HUF	117,000	Receives	6-month HUF BUBOR	7.91	1/17/17	(74,731)
Bank of America	PLN	838	Pays	6-month PLN WIBOR	4.34	7/30/17	8,985
Bank of America	PLN	838	Receives	6-month PLN WIBOR	3.35	7/30/17	573
Bank of America	PLN	2,560	Pays	6-month PLN WIBOR	3.83	11/14/17	28,655
Bank of America	PLN	2,560	Receives	6-month PLN WIBOR	3.61	11/14/17	(10,907)
Bank of America	PLN	2,900	Receives	6-month PLN WIBOR	3.52	11/16/17	(14,038)
Barclays Bank PLC	PLN	2,900	Pays	6-month PLN WIBOR	3.81	11/16/17	31,769
Barclays Bank PLC	PLN	4,890	Pays	6-month PLN WIBOR	3.82	11/19/17	54,884
Barclays Bank PLC	PLN	4,890	Receives	6-month PLN WIBOR	3.53	11/19/17	(16,102)
BNP Paribas	PLN	2,147	Pays	6-month PLN WIBOR	4.25	8/7/17	36,214
BNP Paribas	PLN	2,147	Receives	6-month PLN WIBOR	3.60	8/7/17	(4,814)
BNP Paribas	PLN	400	Pays	6-month PLN WIBOR	3.85	11/13/17	4,572
BNP Paribas	PLN	400	Receives	6-month PLN WIBOR	3.38	11/13/17	(379)
Citibank NA	PLN	2,130	Pays	6-month PLN WIBOR	3.82	11/19/17	23,627
Citibank NA	PLN	2,130	Receives	6-month PLN WIBOR	3.60	11/19/17	(9,352)
Credit Suisse International	HUF	46,530	Pays	6-month HUF BUBOR	6.93	12/16/16	22,470
Credit Suisse International	HUF	46,530	Receives	6-month HUF BUBOR	7.32	12/16/16	(25,452)
Credit Suisse International	HUF	80,000	Pays	6-month HUF BUBOR	5.12	1/16/17	14,573
Credit Suisse International	HUF	80,000	Receives	6-month HUF BUBOR	7.63	1/16/17	(47,451)
Credit Suisse International	HUF	67,000	Pays	6-month HUF BUBOR	5.87	1/20/17	20,369

Counterparty	Notional Amount (000’s omitted)		Fund Pays/ Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Credit Suisse International	HUF	67,000	Receives	6-month HUF BUBOR	7.75%	1/20/17	$(40,993)
Deutsche Bank	HUF	69,250	Pays	6-month HUF BUBOR	7.01	1/19/17	33,816
Deutsche Bank	HUF	69,250	Receives	6-month HUF BUBOR	7.98	1/19/17	(44,853)
Deutsche Bank	PLN	550	Pays	6-month PLN WIBOR	3.79	11/16/17	5,865
Deutsche Bank	PLN	550	Receives	6-month PLN WIBOR	3.60	11/16/17	(2,334)
JPMorgan Chase Bank	HUF	173,000	Pays	6-month HUF BUBOR	6.93	12/19/16	83,481
JPMorgan Chase Bank	HUF	173,000	Receives	6-month HUF BUBOR	7.26	12/19/16	(92,866)
JPMorgan Chase Bank	HUF	103,000	Pays	6-month HUF BUBOR	6.94	12/20/16	49,849
JPMorgan Chase Bank	HUF	103,000	Receives	6-month HUF BUBOR	7.34	12/20/16	(56,658)
JPMorgan Chase Bank	HUF	139,000	Receives	6-month HUF BUBOR	7.36	12/21/16	(76,922)
JPMorgan Chase Bank	HUF	80,000	Pays	6-month HUF BUBOR	6.99	12/22/16	39,437
JPMorgan Chase Bank	HUF	80,000	Receives	6-month HUF BUBOR	7.30	12/22/16	(43,363)
JPMorgan Chase Bank	HUF	78,000	Pays	6-month HUF BUBOR	5.10	12/27/16	3,771
JPMorgan Chase Bank	HUF	78,000	Receives	6-month HUF BUBOR	7.37	12/27/16	(43,131)
JPMorgan Chase Bank	HUF	82,000	Pays	6-month HUF BUBOR	5.09	1/20/17	14,556
JPMorgan Chase Bank	HUF	82,000	Receives	6-month HUF BUBOR	7.75	1/20/17	(50,171)
Morgan Stanley & Co. International PLC	HUF	72,000	Pays	6-month HUF BUBOR	6.94	12/19/16	34,803
Morgan Stanley & Co. International PLC	HUF	72,000	Receives	6-month HUF BUBOR	7.26	12/19/16	(38,650)

							$(117,767)

HUF -	Hungarian Forint

PLN -	Polish Zloty

Credit Default Swaps — Buy Protection
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate*		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Austria	Barclays Bank PLC	$2,200	0.44%		12/20/13	$(4,740)	$—	$(4,740)
Austria	Barclays Bank PLC	1,000	1.42		3/20/14	(10,623)	—	(10,623)
China	Bank of America	500	1.00	(1)	3/20/17	(2,859)	(10,855)	(13,714)
China	Barclays Bank PLC	863	1.00	(1)	3/20/17	(4,935)	(17,049)	(21,984)
China	Deutsche Bank	316	1.00	(1)	3/20/17	(1,807)	(5,933)	(7,740)
China	Deutsche Bank	369	1.00	(1)	3/20/17	(2,110)	(6,928)	(9,038)
Croatia	BNP Paribas	870	1.00	(1)	12/20/17	72,004	(51,417)	20,587
Croatia	Citibank NA	1,500	1.00	(1)	12/20/17	124,143	(87,589)	36,554
Egypt	Bank of America	1,400	1.00	(1)	9/20/15	170,892	(28,646)	142,246
Egypt	Citibank NA	300	1.00	(1)	6/20/20	96,996	(22,906)	74,090
Egypt	Deutsche Bank	350	1.00	(1)	6/20/20	113,162	(26,851)	86,311

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate*		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Egypt	Deutsche Bank	$300	1.00	%(1)	6/20/20	$96,996	$(20,367)	$76,629
Egypt	Deutsche Bank	300	1.00	(1)	6/20/20	96,996	(23,046)	73,950
Guatemala	Citibank NA	1,286	1.00	(1)	9/20/20	137,106	(70,495)	66,611
Lebanon	Barclays Bank PLC	500	1.00	(1)	12/20/14	7,007	(10,672)	(3,665)
Lebanon	Barclays Bank PLC	100	1.00	(1)	3/20/15	1,958	(2,348)	(390)
Lebanon	Barclays Bank PLC	100	1.00	(1)	3/20/15	1,958	(2,685)	(727)
Lebanon	Barclays Bank PLC	300	1.00	(1)	3/20/15	5,873	(6,919)	(1,046)
Lebanon	Citibank NA	1,200	3.30		9/20/14	(34,683)	—	(34,683)
Lebanon	Citibank NA	350	1.00	(1)	12/20/14	4,905	(7,320)	(2,415)
Lebanon	Citibank NA	500	1.00	(1)	12/20/14	7,007	(10,672)	(3,665)
Lebanon	Citibank NA	1,000	1.00	(1)	12/20/14	14,015	(21,666)	(7,651)
Lebanon	Citibank NA	300	1.00	(1)	3/20/15	5,873	(6,164)	(291)
Lebanon	Credit Suisse International	200	1.00	(1)	3/20/15	3,915	(4,637)	(722)
Lebanon	Credit Suisse International	800	1.00	(1)	3/20/15	15,662	(18,442)	(2,780)
Lebanon	Credit Suisse International	100	1.00	(1)	6/20/15	2,519	(2,491)	28
Lebanon	Deutsche Bank	200	1.00	(1)	3/20/15	3,916	(4,281)	(365)
Lebanon	Deutsche Bank	100	1.00	(1)	6/20/15	2,519	(2,491)	28
Lebanon	HSBC Bank USA	1,250	1.00	(1)	12/20/17	135,541	(156,249)	(20,708)
Philippines	Barclays Bank PLC	1,100	1.85		12/20/14	(24,520)	—	(24,520)
Philippines	Barclays Bank PLC	655	1.00	(1)	3/20/15	(6,565)	(6,217)	(12,782)
Philippines	Citibank NA	800	1.84		12/20/14	(17,712)	—	(17,712)
Philippines	JPMorgan Chase Bank	656	1.00	(1)	3/20/15	(6,575)	(6,227)	(12,802)
Thailand	Barclays Bank PLC	1,900	0.97		9/20/19	39,253	—	39,253
Thailand	Citibank NA	1,600	0.86		12/20/14	(10,393)	—	(10,393)
Thailand	Citibank NA	900	0.95		9/20/19	19,639	—	19,639
Thailand	JPMorgan Chase Bank	800	0.87		12/20/14	(5,317)	—	(5,317)
Tunisia	Barclays Bank PLC	350	1.00	(1)	9/20/17	32,204	(26,618)	5,586
Tunisia	Citibank NA	360	1.00	(1)	9/20/17	33,124	(28,691)	4,433
Tunisia	Deutsche Bank	500	1.00	(1)	6/20/17	42,781	(30,770)	12,011
Tunisia	Goldman Sachs International	300	1.00	(1)	9/20/17	27,603	(20,139)	7,464
Tunisia	Nomura International PLC	400	1.00	(1)	12/20/17	39,603	(35,918)	3,685
Uruguay	Citibank NA	300	1.00	(1)	6/20/20	19,943	(15,768)	4,175
Uruguay	Deutsche Bank	600	1.00	(1)	6/20/20	39,885	(30,797)	9,088

						$1,282,159	$(830,264)	$451,895

*	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) annually on the notional amount of the credit default swap contract.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Total Return Swaps

Counterparty	Fund Receives	Fund Pays	Termination Date	Net Unrealized Appreciation
Citibank NA	Total return on GTQ 2,350,000 Banco de Guatemala, 0%, due 12/3/13	3-month USD-LIBOR-BBA + 50 bp on $290,020 (Notional Amount) plus Notional Amount at termination date	12/5/13	$ 5,418

$ 5,418

GTQ -	Guatemalan Quetzal

Written options activity for the fiscal year to date ended July 31, 2013 was as follows:

	Principal Amount of Contracts (000’s omitted)		Principal Amount of Contracts (000’s omitted)		Principal Amount of Contracts (000’s omitted)		Premiums Received
Outstanding, beginning of period	INR	975,700	KRW	—	GBP	—	$629,303
Options written		838,173		9,433,760		10,151	370,328
Options expired		(870,513)		(9,433,760)		—	(330,393)

Outstanding, end of period	INR	943,360	KRW	—	GBP	10,151	$669,238

GBP	-	British Pound Sterling

INR	-	Indian Rupee

KRW	-	South Korean Won

At July 31, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objectives, the Fund is subject to the following risks:

Commodity Risk: The Fund invests in commodities-linked derivative investments, including commodity futures contracts and options thereon and forward commodity contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative investments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk: The Fund enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts, options on currencies, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Fund utilizes various interest rate derivatives including futures, interest rate swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2013 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Futures Contracts*	$67,690	$(38,880)

		$67,690	$(38,880)

Credit	Credit Default Swaps	$1,414,998	$(132,839)

		$1,414,998	$(132,839)

Foreign Exchange	Currency Options Purchased	$113,948	$—
Foreign Exchange	Currency Options Written	—	(142,139)
Foreign Exchange	Foward Foreign Currency Exchange Contracts	407,681	(1,446,977)
Foreign Exchange	Total Return Swaps	5,418	—

		$527,047	$(1,589,116)

Interest Rate	Futures Contracts*	$8,969	$—
Interest Rate	Interest Rate Swaps	575,400	(693,167)

		$584,369	$(693,167)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$410,493,678

Gross unrealized appreciation	$10,386,505
Gross unrealized depreciation	(6,777,912)

Net unrealized appreciation	$3,608,593

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Interests	$—	$160,166,362	$362,045	$160,528,407
Collateralized Mortgage Obligations	—	45,047,095	—	45,047,095
Commercial Mortgage-Backed Securities	—	9,584,729	—	9,584,729
Mortgage Pass-Throughs	—	93,221,254	—	93,221,254
Asset-Backed Securities	—	473,798	—	473,798
Corporate Bonds & Notes	—	2,548,311	—	2,548,311
Foreign Corporate Bonds & Notes	—	2,342,719	—	2,342,719
Foreign Government Bonds	—	41,706,909	—	41,706,909
U.S. Treasury Obligations	—	9,473,440	—	9,473,440
Common Stocks	—	1,423,707	2,164,164	3,587,871
Precious Metals	2,170,110	—	—	2,170,110
Currency Call Options Purchased	—	47,280	—	47,280
Currency Put Options Purchased	—	66,668	—	66,668
Short-Term Investments -
Foreign Government Securities	—	28,908,558	—	28,908,558
U.S. Treasury Obligations	—	5,685,807	—	5,685,807
Repurchase Agreements	—	3,104,637	—	3,104,637
Other	—	5,604,678	—	5,604,678
Total Investments	$2,170,110	$409,405,952	$2,526,209	$414,102,271
Forward Foreign Currency Exchange Contracts	$—	$407,681	$—	$407,681
Futures Contracts	76,659	—	—	76,659
Swap Contracts	—	1,995,816	—	1,995,816
Total	$2,246,769	$411,809,449	$2,526,209	$416,582,427

Liability Description
Currency Call Options Written	$—	$(548)	$—	$(548)
Currency Put Options Written	—	(141,591)	—	(141,591)
Securities Sold Short	—	(868,200)	—	(868,200)
Forward Foreign Currency Exchange Contracts	—	(1,446,977)	—	(1,446,977)
Futures Contracts	(38,880)	—	—	(38,880)
Swap Contracts	—	(826,006)	—	(826,006)
Total	$(38,880)	$(3,283,322)	$—	$(3,322,202)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2013 is not presented. At July 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Short Duration Diversified Income Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 23, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 23, 2013